Commitments and Contingencies - Summary of Lease Commitment under Operating Leases (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Operating lease commitments	€ 19,627	€ 19,393
Within 1 year [member]
Disclosure of commitments and contingencies [line items]
Operating lease commitments	4,220	2,951
Within 1 to 5 years [member]
Disclosure of commitments and contingencies [line items]
Operating lease commitments	11,798	12,485
After 5 years [member]
Disclosure of commitments and contingencies [line items]
Operating lease commitments	€ 3,609	€ 3,957